32. INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2020
Insurance Coverage
INSURANCE COVERAGE - CONSOLIDATED
32.	INSURANCE COVERAGE

The Company’s policy for insurances considers the concentration and relevance of the risks identified in its risk management program. Thus, according to Managements understanding, the contracted insurance coverage is adequate to the entity’s size and nature of activities being sufficient to cover eventual damages. The Company also takes into consideration orientations provided by its advisors.

		12.31.20
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.	4,472,077
Transport of goods	Coverage of goods in transit and in inventories.	628,760
Civil responsability	Third party complaints.	415,736

Each legal entity has its own coverages, which are not complementary.